Shares (Details) - SEK (kr) kr in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Net profit for the year	[1]		kr 648,000	kr 772,000	kr 780,000
Share capital			3,990,000	3,990,000
Venantius AB
Shares
Losses on wind down of subsidiary		kr 2,000
Net profit for the year				10,000
Dividends to parent company				1,000
Book value				kr 24,000
Number of shares				5,000,500
SEKETT AB
Shares
Share capital			50
Book value			kr 0
Number of shares			50

[1]	The entire profit is attributable to the shareholder of the Parent Company.